Note 35 - Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as Cash Flow Hedges [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 79	€ 25
Liabilities	0	0
Nominal amount	6,171	2,714
Fair value changes used for hedge effectiveness	€ (14)	€ (2)